Unsecured Promissory Notes (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Promissory Notes [Member]
Unsecured Promissory Notes [Line Items]
Unsecured promissory notes principal amount	$ 100,000,000
Maturity date	Apr. 09, 2027
First Year [Member]
Unsecured Promissory Notes [Line Items]
Interest rate	1.00%
Second Year [Member]
Unsecured Promissory Notes [Line Items]
Interest rate	4.00%
Unsecured Promissory Notes [Member]
Unsecured Promissory Notes [Line Items]
Interest rate	4.87%
Principal balance	$ 65,000,000
Accrued interest	954,752
Interest expense	$ 3,618,670